Loans and allowance for credit losses	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Loans and allowance for credit losses
Note 5	Loans and allowance for credit losses
Allowance for credit losses

	For the three months ended
	April 30, 2026					April 30, 2025
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$845	$82	$(3)	$(20)	$904	$636	$121	$(2)	$(25)	$730
Personal	1,659	162	(207)	(7)	1,607	1,534	288	(178)	(11)	1,633
Credit cards	1,348	253	(250)	–	1,351	1,264	257	(199)	(2)	1,320
Small business	362	(1)	(25)	(7)	329	289	88	(28)	(6)	343
Wholesale	3,538	421	(246)	(100)	3,613	3,210	666	(270)	(151)	3,455
	$7,752	$917	$(731)	$(134)	$7,804	$6,933	$1,420	$(677)	$(195)	$7,481
Presented as:
Allowance for loan losses	$7,401				$7,521	$6,600				$7,125
Other liabilities – Provisions	350				282	328				353
Other components of equity	1				1	5				3

	For the six months ended
	April 30, 2026					April 30, 2025
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$794	$159	$(6)	$(43)	$904	$572	$194	$(4)	$(32)	$730
Personal	1,639	391	(408)	(15)	1,607	1,482	535	(367)	(17)	1,633
Credit cards	1,356	483	(486)	(2)	1,351	1,233	480	(392)	(1)	1,320
Small business	351	42	(52)	(12)	329	272	134	(52)	(11)	343
Wholesale	3,319	938	(413)	(231)	3,613	2,793	1,130	(349)	(119)	3,455
	$7,459	$2,013	$(1,365)	$(303)	$7,804	$6,352	$2,473	$(1,164)	$(180)	$7,481
Presented as:
Allowance for loan losses	$7,093				$7,521	$6,037				$7,125
Other liabilities – Provisions	365				282	311				353
Other components of equity	1				1	4				3
The following table reconciles the opening and closing allowance for each major product of loans and commitments as determined by our modelled, scenario-weighted allowance and the application of expert credit judgment as applicable. Reconciling items include the following:
•	Model changes, as applicable, which generally comprise the impact of significant changes to the quantitative models used to estimate expected credit losses and any staging impacts that may arise.
•	Transfers between stages, which are presumed to occur before any corresponding remeasurements of the allowance.
•	Originations, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments and additional draws on existing facilities; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time in Stage 1 and Stage 2.

Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	April 30, 2026				April 30, 2025
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$272	$215	$358	$845	$218	$158	$260	$636
Provision for credit losses
Model changes	(88)	131	–	43	–	–	–	–
Transfers to stage 1	110	(107)	(3)	–	34	(34)	–	–
Transfers to stage 2	(10)	10	–	–	(14)	18	(4)	–
Transfers to stage 3	(1)	(21)	22	–	(1)	(10)	11	–
Originations	14	–	–	14	24	–	–	24
Maturities	(7)	(18)	–	(25)	(5)	(8)	–	(13)
Changes in risk, parameters and exposures	(76)	99	27	50	4	89	17	110
Write-offs	–	–	(6)	(6)	–	–	(5)	(5)
Recoveries	–	–	3	3	–	–	3	3
Exchange rate and other	1	(1)	(20)	(20)	(1)	(4)	(20)	(25)
Balance at end of period	$215	$308	$381	$904	$259	$209	$262	$730

Personal
Balance at beginning of period	$283	$1,134	$242	$1,659	$305	$1,009	$220	$1,534
Provision for credit losses
Model changes	84	(138)	–	(54)	–	–	–	–
Transfers to stage 1	156	(156)	–	–	141	(140)	(1)	–
Transfers to stage 2	(22)	22	–	–	(32)	32	–	–
Transfers to stage 3	(1)	(35)	36	–	(1)	(40)	41	–
Originations	55	–	–	55	25	–	–	25
Maturities	(8)	(57)	–	(65)	(13)	(53)	–	(66)
Changes in risk, parameters and exposures	(208)	267	167	226	(122)	304	147	329
Write-offs	–	–	(250)	(250)	–	–	(215)	(215)
Recoveries	–	–	43	43	–	–	37	37
Exchange rate and other	1	(1)	(7)	(7)	1	(2)	(10)	(11)
Balance at end of period	$340	$1,036	$231	$1,607	$304	$1,110	$219	$1,633

Credit cards
Balance at beginning of period	$210	$1,138	$–	$1,348	$206	$1,058	$–	$1,264
Provision for credit losses
Transfers to stage 1	143	(143)	–	–	179	(179)	–	–
Transfers to stage 2	(26)	26	–	–	(28)	28	–	–
Transfers to stage 3	(1)	(148)	149	–	–	(146)	146	–
Originations	4	–	–	4	3	–	–	3
Maturities	(1)	(12)	–	(13)	(1)	(15)	–	(16)
Changes in risk, parameters and exposures	(60)	221	101	262	(155)	373	52	270
Write-offs	–	–	(301)	(301)	–	–	(246)	(246)
Recoveries	–	–	51	51	–	–	47	47
Exchange rate and other	–	–	–	–	(2)	(1)	1	(2)
Balance at end of period	$269	$1,082	$–	$1,351	$202	$1,118	$–	$1,320

Small business
Balance at beginning of period	$101	$113	$148	$362	$80	$87	$122	$289
Provision for credit losses
Transfers to stage 1	20	(20)	–	–	10	(10)	–	–
Transfers to stage 2	(8)	8	–	–	(7)	7	–	–
Transfers to stage 3	(1)	(6)	7	–	(1)	(3)	4	–
Originations	11	–	–	11	11	–	–	11
Maturities	(8)	(11)	–	(19)	(4)	(6)	–	(10)
Changes in risk, parameters and exposures	(18)	31	(6)	7	7	39	41	87
Write-offs	–	–	(31)	(31)	–	–	(31)	(31)
Recoveries	–	–	6	6	–	–	3	3
Exchange rate and other	–	1	(8)	(7)	2	–	(8)	(6)
Balance at end of period	$97	$116	$116	$329	$98	$114	$131	$343

Wholesale
Balance at beginning of period	$890	$1,115	$1,533	$3,538	$835	$992	$1,383	$3,210
Provision for credit losses
Transfers to stage 1	51	(51)	–	–	44	(43)	(1)	–
Transfers to stage 2	(31)	31	–	–	(43)	43	–	–
Transfers to stage 3	(4)	(45)	49	–	(4)	(71)	75	–
Originations	139	–	–	139	188	–	–	188
Maturities	(104)	(173)	–	(277)	(117)	(97)	–	(214)
Changes in risk, parameters and exposures	(79)	288	350	559	59	309	324	692
Write-offs	–	–	(273)	(273)	–	–	(289)	(289)
Recoveries	–	–	27	27	–	–	19	19
Exchange rate and other	(2)	(1)	(97)	(100)	(16)	(29)	(106)	(151)
Balance at end of period	$860	$1,164	$1,589	$3,613	$946	$1,104	$1,405	$3,455

	For the six months ended
	April 30, 2026				April 30, 2025
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$276	$204	$314	$794	$215	$126	$231	$572
Provision for credit losses
Model changes	(88)	131	–	43	–	–	–	–
Transfers to stage 1	154	(149)	(5)	–	59	(59)	–	–
Transfers to stage 2	(22)	23	(1)	–	(18)	24	(6)	–
Transfers to stage 3	(4)	(34)	38	–	(2)	(24)	26	–
Originations	41	–	–	41	47	–	–	47
Maturities	(15)	(27)	–	(42)	(10)	(14)	–	(24)
Changes in risk, parameters and exposures	(127)	162	82	117	(33)	158	46	171
Write-offs	–	–	(12)	(12)	–	–	(9)	(9)
Recoveries	–	–	6	6	–	–	5	5
Exchange rate and other	–	(2)	(41)	(43)	1	(2)	(31)	(32)
Balance at end of period	$215	$308	$381	$904	$259	$209	$262	$730

Personal
Balance at beginning of period	$291	$1,115	$233	$1,639	$305	$966	$211	$1,482
Provision for credit losses
Model changes	84	(138)	–	(54)	–	–	–	–
Transfers to stage 1	308	(308)	–	–	285	(284)	(1)	–
Transfers to stage 2	(43)	43	–	–	(53)	56	(3)	–
Transfers to stage 3	(2)	(76)	78	–	(2)	(79)	81	–
Originations	79	–	–	79	53	–	–	53
Maturities	(20)	(122)	(1)	(143)	(26)	(106)	–	(132)
Changes in risk, parameters and exposures	(357)	524	342	509	(258)	558	314	614
Write-offs	–	–	(493)	(493)	–	–	(438)	(438)
Recoveries	–	–	85	85	–	–	71	71
Exchange rate and other	–	(2)	(13)	(15)	–	(1)	(16)	(17)
Balance at end of period	$340	$1,036	$231	$1,607	$304	$1,110	$219	$1,633

Credit cards
Balance at beginning of period	$217	$1,139	$–	$1,356	$207	$1,026	$–	$1,233
Provision for credit losses
Transfers to stage 1	312	(312)	–	–	334	(334)	–	–
Transfers to stage 2	(53)	53	–	–	(56)	56	–	–
Transfers to stage 3	(1)	(312)	313	–	(1)	(283)	284	–
Originations	6	–	–	6	5	–	–	5
Maturities	(2)	(26)	–	(28)	(2)	(27)	–	(29)
Changes in risk, parameters and exposures	(209)	541	173	505	(283)	680	107	504
Write-offs	–	–	(584)	(584)	–	–	(480)	(480)
Recoveries	–	–	98	98	–	–	88	88
Exchange rate and other	(1)	(1)	–	(2)	(2)	–	1	(1)
Balance at end of period	$269	$1,082	$–	$1,351	$202	$1,118	$–	$1,320

Small business
Balance at beginning of period	$95	$117	$139	$351	$80	$86	$106	$272
Provision for credit losses
Transfers to stage 1	35	(35)	–	–	23	(23)	–	–
Transfers to stage 2	(13)	13	–	–	(11)	11	–	–
Transfers to stage 3	(1)	(11)	12	–	(1)	(6)	7	–
Originations	22	–	–	22	20	–	–	20
Maturities	(13)	(30)	–	(43)	(10)	(11)	–	(21)
Changes in risk, parameters and exposures	(30)	60	33	63	(6)	57	84	135
Write-offs	–	–	(65)	(65)	–	–	(60)	(60)
Recoveries	–	–	13	13	–	–	8	8
Exchange rate and other	2	2	(16)	(12)	3	–	(14)	(11)
Balance at end of period	$97	$116	$116	$329	$98	$114	$131	$343

Wholesale
Balance at beginning of period	$896	$1,123	$1,300	$3,319	$787	$1,038	$968	$2,793
Provision for credit losses
Transfers to stage 1	120	(120)	–	–	99	(98)	(1)	–
Transfers to stage 2	(53)	53	–	–	(64)	73	(9)	–
Transfers to stage 3	(6)	(125)	131	–	(6)	(206)	212	–
Originations	298	–	–	298	424	–	–	424
Maturities	(225)	(290)	–	(515)	(303)	(197)	–	(500)
Changes in risk, parameters and exposures	(157)	540	772	1,155	11	499	696	1,206
Write-offs	–	–	(460)	(460)	–	–	(380)	(380)
Recoveries	–	–	47	47	–	–	31	31
Exchange rate and other	(13)	(17)	(201)	(231)	(2)	(5)	(112)	(119)
Balance at end of period	$860	$1,164	$1,589	$3,613	$946	$1,104	$1,405	$3,455

Key inputs and assumptions
The following provides an update on the key inputs and assumptions used in the measurement of expected credit losses. For further details, refer to Note 2 and Note 5 of our audited 2025 Annual Consolidated Financial Statements.
Our base scenario reflects a stabilizing U.S. trade policy and the impacts of higher energy prices resulting from the conflict in the Middle East. Economic growth in both Canada and the U.S. is expected to remain positive, with gradually declining unemployment rates through calendar 2026 in Canada and rising unemployment rates, peaking in calendar Q3 2026, followed by a return to equilibrium in calendar Q4 2026 in the U.S. Central bank policy rates in Canada and the U.S. are expected to remain unchanged through calendar 2026, followed by rate increases in Canada and rate cuts in the U.S. starting in calendar Q1 2027.
Our downside scenarios include two additional and more severe downside scenarios designed for trade disruptions and the real estate sector. Our downside scenarios reflect the possibility of moderate and escalating macroeconomic shocks beginning in calendar Q3 2026 relative to our base scenario. In these scenarios, conditions are expected to deteriorate from calendar Q2 2026 levels for up to 18 months, followed by a recovery for the remainder of the period. These scenarios assume monetary policy responses that return the economy to a long-run,
sustainable growth rate within the forecast period.
Our upside scenario reflects slightly stronger economic growth than the base scenario, without prompting a further offsetting monetary policy response as compared to our base scenario, followed by a return to a long-run
sustainable growth rate within the forecast period.
The following provides additional detail about our calendar quarter forecasts for certain key macroeconomic variables used in the models to estimate the allowance for credit losses:

•
Unemployment rates
– In our base forecast, we expect the Canadian unemployment rate to decline to
6.5% in calendar Q
2
2026 then
continue to
decline over the short term, before returning to its long run equilibrium towards the latter end of the horizon. The U.S. unemployment rate is expected to peak at 4.5% in calendar Q
3
2026, then return to its long run equilibrium level in calendar Q4 2026.

•
Gross Domestic Product (GDP)
– In our base forecast, we expect both Canadian and U.S. GDP to continuously grow in calendar Q
2
2026 and thereafter. GDP in calendar Q4 2026 is expected to be 1.6% above Q4 2025 levels in

b
oth
Canada and the U.S.

•
Canadian housing price index
– In our base forecast, we expect housing prices to increase by 0.2% over the next 12 months from calendar Q
2
2026, with a compound annual growth rate of 4.3% for the following 2 to 5 years. The range of annual housing price growth (contraction) in our alternative real estate downside and upside scenarios is (28.0)% to 10.9% over the next 12 months and 4.2% to 9.6% for the following 2 to 5 years. As at October 31, 2025, our base forecast included housing price growth of 0.3% from calendar Q4 2025 for the next 12 months and housing price growth of 3.4% for the following 2 to 5 years.

Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9
Financial Instruments
. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2025 Annual Report.

	As at
	April 30, 2026				October 31, 2025
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Retail (2)
Loans outstanding – Residential mortgages
Low risk	$405,054	$948	$–	$406,002	$386,060	$16,495	$–	$402,555
Medium risk	18,517	5,139	–	23,656	20,622	2,571	–	23,193
High risk	2,842	8,570	–	11,412	2,131	6,532	–	8,663
Not rated (3)	54,729	1,796	–	56,525	54,253	1,940	–	56,193
Impaired	–	–	2,131	2,131	–	–	1,681	1,681
	481,142	16,453	2,131	499,726	463,066	27,538	1,681	492,285
Items not subject to impairment (4)				1,153				1,128
Total				$500,879				$493,413

Loans outstanding – Personal
Low risk	$70,192	$1,485	$–	$71,677	$87,536	$2,712	$–	$90,248
Medium risk	3,799	1,654	–	5,453	4,035	3,768	–	7,803
High risk	707	2,510	–	3,217	601	2,583	–	3,184
Not rated (3)	32,630	4,307	–	36,937	12,493	1,180	–	13,673
Impaired	–	–	436	436	–	–	437	437
Total	$107,328	$9,956	$436	$117,720	$104,665	$10,243	$437	$115,345

Loans outstanding – Credit cards
Low risk	$19,633	$813	$–	$20,446	$18,279	$161	$–	$18,440
Medium risk	1,479	1,897	–	3,376	2,123	2,291	–	4,414
High risk	87	2,774	–	2,861	70	2,423	–	2,493
Not rated (3)	780	239	–	1,019	1,133	309	–	1,442
Total	$21,979	$5,723	$–	$27,702	$21,605	$5,184	$–	$26,789

Loans outstanding – Small business
Low risk	$11,169	$548	$–	$11,717	$10,628	$595	$–	$11,223
Medium risk	2,454	734	–	3,188	2,550	924	–	3,474
High risk	247	1,413	–	1,660	259	1,422	–	1,681
Not rated (3)	10	–	–	10	8	–	–	8
Impaired	–	–	480	480	–	–	411	411
Total	$13,880	$2,695	$480	$17,055	$13,445	$2,941	$411	$16,797

Undrawn loan commitments – Retail
Low risk	$307,529	$139	$–	$307,668	$293,300	$3,700	$–	$297,000
Medium risk	14,009	226	–	14,235	12,451	427	–	12,878
High risk	1,175	1,785	–	2,960	805	758	–	1,563
Not rated (3)	9,123	244	–	9,367	13,964	274	–	14,238
Total	$331,836	$2,394	$–	$334,230	$320,520	$5,159	$–	$325,679

Wholesale – Loans outstanding
Investment grade	$148,514	$2,026	$–	$150,540	$130,322	$2,117	$–	$132,439
Non-investment grade	212,057	26,199	–	238,256	207,239	26,399	–	233,638
Not rated (3)	15,076	577	–	15,653	14,714	503	–	15,217
Impaired	–	–	6,743	6,743	–	–	6,153	6,153
	375,647	28,802	6,743	411,192	352,275	29,019	6,153	387,447
Items not subject to impairment (4)				10,922				9,724
Total				$422,114				$397,171

Undrawn loan commitments – Wholesale
Investment grade	$388,395	$1,440	$–	$389,835	$393,167	$1,593	$–	$394,760
Non-investment grade	178,968	14,256	–	193,224	182,223	16,158	–	198,381
Not rated (3)	1,651	19	–	1,670	1,407	21	–	1,428
Total	$569,014	$15,715	$–	$584,729	$576,797	$17,772	$–	$594,569

(1)	Includes $197 million of purchased or originated credit-impaired loans (October 31, 2025 – $195 million).
(2)
During the second quarter of 2026, we applied changes to our Retail risk rating models, which were applied prospectively and reflected in the April 30, 2026 credit risk exposures. Certain Personal portfolios no longer use internal risk ratings in the measurement of expected credit losses and therefore were presented in Not rated.

(3)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk .
(4)	Items not subject to impairment are loans held at FVTPL.

Loans past due but not impaired
(1), (2)

	As at
	April 30, 2026			October 31, 2025
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$2,479	$358	$2,837	$2,634	$323	$2,957
Wholesale	858	–	858	1,143	7	1,150
	$3,337	$358	$3,695	$3,777	$330	$4,107

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.